GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill for the fiscal year ended December 28, 2013 are as follows (in thousands):

	North
	America	EMEA	Total
Balance as of December 29, 2012	$3,947	$4,213	$8,160
Changes in foreign currency exchange rates	-	65	65

Balance as of December 28, 2013	$3,947	$4,278	$8,225

Schedule of Intangible Assets and Goodwill [Table Text Block]
The Company had gross goodwill and accumulated goodwill impairment losses as of the beginning and end of fiscal years 2013 and 2012 as follows:

	As of December 28,	As of December 29,	As of December 31,
	2013	2012	2011
Gross balance of goodwill (including foreign currency adjustments)	$67,849	$67,765	$67,552
Accumulated goodwill impairment losses (including foreign currency adjustments)	(59,624)	(59,605)	(59,557)
Net balance of goodwill	$8,225	$8,160	$7,995